Business Segments - Business segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Segment Reporting Information [Line Items]
Revenues	$ 37,457	$ 34,646	$ 30,978
Operating profit	16,383	12,181	9,740
Corporate expenses	(3,080)	(4,388)	(5,224)
Unallocated to discontinued operations	0	(1,081)	(2,685)
Interest expense	1,561	2,014	1,366
Capital expenditures	27,554	6,493	19,283
Depreciation, depletion and amortization	8,051	7,378	6,705
Cash items	0	419	1,074
Discontinued operations identifiable net assets	0	0	61,134
Total identifiable net assets	265,676	252,478	313,071
Asset Management
Segment Reporting Information [Line Items]
Revenues	28,739	27,570	24,825
Operating profit	13,374	13,288	11,703
Corporate expenses	(1,591)	(1,248)	(958)
Interest expense	1,561	2,014	1,366
Capital expenditures	20,747	2,408	6,662
Depreciation, depletion and amortization	7,689	6,963	6,384
Identifiable net assets	171,449	151,023	154,976
Mining royalty lands
Segment Reporting Information [Line Items]
Revenues	7,533	6,094	5,349
Operating profit	7,029	5,478	4,735
Corporate expenses	(231)	(1,322)	(1,016)
Capital expenditures	205	0	0
Depreciation, depletion and amortization	104	133	124
Identifiable net assets	39,570	39,300	39,368
Land Development and Construction
Segment Reporting Information [Line Items]
Revenues	1,185	982	804
Operating profit	(940)	(2,197)	(1,474)
Corporate expenses	(1,258)	(737)	(565)
Capital expenditures	6,602	4,085	12,621
Depreciation, depletion and amortization	258	282	197
Identifiable net assets	54,157	60,682	56,519
Corporate
Segment Reporting Information [Line Items]
Identifiable net assets	$ 500	$ 1,054	$ 0